[HARBOR FUND LETTERHEAD]
December 1, 2005
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Harbor Fund Prospectus and Statement of Additional Information File No. 33-5852 and File No. 811-4676
Ladies and Gentlemen:
          On behalf of Harbor Fund (the “Trust”) pursuant to the Securities Act of 1933, as amended and Rule 497(j) thereunder and the Investment Company Act of 1940, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information, each dated December 1, 2005 that would have been filed under paragraph 497(b) or 497(c) does not differ from that contained in Post-Effective Amendment No. 46 to the Trust’s registration statement on Form N-1A (“PEA No. 46”). The most recent amendment to the Trust’s registration statement and PEA No. 46 was filed electronically on November 23, 2005.
          If you have any questions or comments concerning the foregoing please contact the undersigned at (419) 249-2804.

Sincerely,

/s/ Jodie L. Crotteau

Jodie L. Crotteau Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP

David G. Van Hooser
Charles F. McCain, Esq.
Karen B. Wasil
Harbor Fund